Group entities (Tables)	12 Months Ended
Dec. 31, 2019
Interests in Other Entities [Abstract]
Disclosure of interests in subsidiaries

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2019	December 31, 2018	December 31, 2017
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Larvotto Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary V Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary VIII Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary Inc.	Marshall Islands	full	100.00%	100.00%	NA
GMR Zeus LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Atlas LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Hercules LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Ulysses LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Posseidon LLC	Marshall Islands	full	100.00%	100.00%	NA
Victory Ltd.	Bermuda	full	NA	100.00%	NA
Vision Ltd.	Marshall Islands	full	NA	100.00%	NA
GMR Spartiate LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Maniate LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR St Nikolas LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR George T LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Kara G LLC	Liberia	full	100.00%	100.00%	NA
GMR Harriet G LLC	Liberia	full	100.00%	100.00%	NA
GMR Orion LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Argus LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Spyridon LLC	Marshall Islands	full	NA	100.00%	NA
GMR Horn LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Phoenix LLC	Marshall Islands	full	100.00%	100.00%	NA

GMR Strength LLC	Liberia	full	NA	100.00%	NA
GMR Daphne LLC	Marshall Islands	full	NA	100.00%	NA
GMR Defiance LLC	Liberia	full	100.00%	100.00%	NA
GMR Elektra LLC	Marshall Islands	full	NA	100.00%	NA
Companion Ltd.	Bermuda	full	100.00%	100.00%	NA
Compatriot Ltd.	Bermuda	full	100.00%	100.00%	NA
Consul Ltd.	Bermuda	full	NA	100.00%	NA
GMR Agamemnon LLC	Liberia	full	NA	100.00%	NA
Gener8 Neptune LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Athena LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Apollo LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Ares LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Hera LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Constantine LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Oceanus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Nestor LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Nautilus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Macedon LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Noble LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Ethos LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Perseus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Theseus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Hector LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Strength Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Supreme Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Andriotis Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Militiades Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Success Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Chiotis Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 1 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 2 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 3 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 4 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 5 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 6 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 7 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 8 Inc.	Marshall Islands	full	NA	100.00%	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	50.00%	50.00%	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	NA
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	NA
Bari Shipholding Ltd	Hong Kong	equity	50.00%	NA	NA
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	NA	NA

Associates
Tankers International LLC	Marshall Islands	equity	NA	NA	40.00%

Disclosure of interests in joint ventures

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2019	December 31, 2018	December 31, 2017
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Larvotto Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary V Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary VIII Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary Inc.	Marshall Islands	full	100.00%	100.00%	NA
GMR Zeus LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Atlas LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Hercules LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Ulysses LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Posseidon LLC	Marshall Islands	full	100.00%	100.00%	NA
Victory Ltd.	Bermuda	full	NA	100.00%	NA
Vision Ltd.	Marshall Islands	full	NA	100.00%	NA
GMR Spartiate LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Maniate LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR St Nikolas LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR George T LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Kara G LLC	Liberia	full	100.00%	100.00%	NA
GMR Harriet G LLC	Liberia	full	100.00%	100.00%	NA
GMR Orion LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Argus LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Spyridon LLC	Marshall Islands	full	NA	100.00%	NA
GMR Horn LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Phoenix LLC	Marshall Islands	full	100.00%	100.00%	NA

GMR Strength LLC	Liberia	full	NA	100.00%	NA
GMR Daphne LLC	Marshall Islands	full	NA	100.00%	NA
GMR Defiance LLC	Liberia	full	100.00%	100.00%	NA
GMR Elektra LLC	Marshall Islands	full	NA	100.00%	NA
Companion Ltd.	Bermuda	full	100.00%	100.00%	NA
Compatriot Ltd.	Bermuda	full	100.00%	100.00%	NA
Consul Ltd.	Bermuda	full	NA	100.00%	NA
GMR Agamemnon LLC	Liberia	full	NA	100.00%	NA
Gener8 Neptune LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Athena LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Apollo LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Ares LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Hera LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Constantine LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Oceanus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Nestor LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Nautilus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Macedon LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Noble LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Ethos LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Perseus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Theseus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Hector LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Strength Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Supreme Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Andriotis Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Militiades Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Success Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Chiotis Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 1 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 2 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 3 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 4 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 5 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 6 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 7 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 8 Inc.	Marshall Islands	full	NA	100.00%	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	50.00%	50.00%	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	NA
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	NA
Bari Shipholding Ltd	Hong Kong	equity	50.00%	NA	NA
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	NA	NA

Associates
Tankers International LLC	Marshall Islands	equity	NA	NA	40.00%
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Total
At December 31, 2017
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	629	—	182,298	175,826	363	98	359,214
of which Vessel	—	—	171,612	164,587	—	—	336,199
Current Assets	—	993	12,639	10,521	149,650	1,108	174,912
of which cash and cash equivalents	—	689	4,062	1,968	1,889	—	8,608
Non-Current Liabilities	—	629	200,231	128,653	—	—	329,514
Of which bank loans	—	—	—	—	—	—	—
Current Liabilities	111	91	766	687	147,453	975	150,083
Of which bank loans	—	—	—	—	43,000	—	43,000
Net assets (100%)	518	273	(6,060)	57,007	2,560	232	54,530

Group's share of net assets	259	137	(3,030)	28,503	1,559	136	27,565

Shareholders loans to joint venture	—	—	100,115	62,647	—	—	162,762

Net Carrying amount of interest in joint venture	259	137	—	28,503	1,559	136	30,595

Remaining shareholders loan to joint venture	—	—	97,085	62,647	—	—	159,732

Revenue	—	61	61,015	58,011	—	—	119,087
Depreciations and amortization	—	—	(18,209)	(17,933)	—	—	(36,142)
Interest Expense	—	—	(90)	(1,961)	—	—	(2,052)
Income tax expense	—	—	383	(3,359)	—	—	(2,976)
Profit (loss) for the period (100%)	(2)	130	34,269	25,467	—	—	59,865
Other comprehensive income (100%)	—	—	—	966	—	—	966

Group's share of profit (loss) for the period	(1)	65	17,135	12,734	—	—	29,932

Group's share of other comprehensive income	—	—	—	483	—	—	483

(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Total
At December 31, 2018
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	522	—	154,553	147,962	306	—	303,343
of which Vessel	—	—	153,404	146,654	—	—	300,058
Current Assets	—	792	9,119	22,450	351,702	288	384,351
of which cash and cash equivalents	—	696	484	2,561	2,487	—	6,227
Non-Current Liabilities	—	522	130,068	74,171	—	—	204,760
Of which bank loans	—	—	70,080	67,551	—	—	137,630
Current Liabilities	6	1	24,400	23,699	349,096	48	397,250
Of which bank loans	—	—	23,867	23,015	64,500	—	111,382
Net assets (100%)	516	269	9,205	72,542	2,912	240	85,685

Group's share of net assets	258	134	4,603	36,271	1,774	141	43,182

Shareholders loans to joint venture	—	—	28,665	—	—	—	28,665

Net Carrying amount of interest in joint venture	258	134	4,603	36,271	1,774	141	43,182

Remaining shareholders loan to joint venture	—	—	28,665	—	—	—	28,665

Revenue	—	1	49,129	49,180	749,229	—	847,540
Depreciations and amortization	—	—	(18,209)	(17,933)	(71)	—	(36,213)
Interest expense	—	—	(3,857)	(3,733)	(2,571)	—	(10,161)
Income tax expense	—	—	(1,585)	(1,611)	(216)	—	(3,412)
Profit (loss) for the period (100%)	(2)	(5)	15,742	15,977	352	10	32,074
Other comprehensive income (100%)	—	—	(477)	(441)	—	—	(918)

Group's share of profit (loss) for the period	(1)	(2)	7,871	7,989	214	6	16,076

Group's share of other comprehensive income	—	—	(239)	(220)	—	—	(459)

(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2019
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	530	—	137,426	128,722	944	—	21,833	21,628	311,083
of which Vessel	—	—	135,195	128,722	—	—	21,833	21,628	307,377
Current Assets	—	800	10,809	10,001	418,505	267	1,573	5,577	447,531
of which cash and cash equivalents	—	800	1,701	917	3,246	—	—	250	6,913
Non Current Liabilities	—	525	97,514	49,026	490	—	18,390	18,773	184,718
Of which bank loans	—	—	45,567	43,927	—	—	—	—	89,495
Current Liabilities	10	1	26,370	27,318	415,301	51	705	4,328	474,085
Of which bank loans	—	—	24,856	23,968	135,000	—	—	—	183,824
Net assets (100%)	520	274	24,351	62,379	3,658	216	4,310	4,104	99,811

Group's share of net assets	260	137	12,175	31,189	2,227	127	2,155	2,052	50,322

Shareholders loans to joint venture	—	—	23,215	—	—	—	18,390	18,773	60,379

Net Carrying amount of interest in joint venture	260	137	12,175	31,189	2,227	127	2,155	2,052	50,322

Remaining shareholders loan to joint venture	—	—	23,215	—	—	—	18,390	18,773	60,379

Revenue	—	8	49,434	49,487	1,307,523	—	938	1,970	1,409,360
Depreciations and amortization	—	—	(18,209)	(17,933)	(67)	—	(273)	(507)	(36,988)
Interest expense	—	—	(4,633)	(4,482)	(3,292)	—	(155)	(202)	(12,764)
Income tax expense	—	—	(1,588)	(1,573)	(243)	—	—	—	(3,405)
Profit (loss) for the period (100%)	(3)	6	15,881	15,743	746	(24)	310	104	32,763
Other comprehensive income (100%)	—	—	(735)	(706)	—	—	—	—	(1,441)

Group's share of profit (loss) for the period	(1)	3	7,941	7,871	454	(14)	155	52	16,460

Group's share of other comprehensive income	—	—	(367)	(353)	—	—	—	—	(720)

(in thousands of USD)	December 31, 2019	December 31, 2018
Assets
Interest in joint ventures	50,322	43,182
Interest in associates	—	—
TOTAL ASSETS	50,322	43,182

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

(in thousands of USD)	2019	2018

Cash and cash equivalents of the joint ventures	6,913	6,227
Group's share of cash and cash equivalents	3,814	3,385
of which restricted cash	—	—
The following table summarizes the terms and debt repayment profile of the bank loans held by the joint ventures:

(in thousands of USD)				December 31, 2019			December 31, 2018
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
TI Asia Ltd revolving loan 54M*	USD	libor +2.0%	2022	34,163	34,163	33,948	45,671	45,671	45,283
TI Asia Ltd loan 54M*	USD	libor +2.0%	2022	34,163	34,163	33,948	45,671	45,671	45,283
TI Africa Ltd revolving loan 56M*	USD	libor +2.0%	2022	35,429	35,429	35,212	47,362	47,362	46,974
TI Africa Ltd loan 56M*	USD	libor +2.0%	2022	35,429	35,429	35,212	47,362	47,362	46,974
Total interest-bearing bank loans				139,183	139,183	138,319	186,067	186,067	184,513
* The mentioned secured bank loans are subject to loan covenants.

Disclosure of interests in associates

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2019	December 31, 2018	December 31, 2017
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Larvotto Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary V Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary VIII Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary Inc.	Marshall Islands	full	100.00%	100.00%	NA
GMR Zeus LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Atlas LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Hercules LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Ulysses LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Posseidon LLC	Marshall Islands	full	100.00%	100.00%	NA
Victory Ltd.	Bermuda	full	NA	100.00%	NA
Vision Ltd.	Marshall Islands	full	NA	100.00%	NA
GMR Spartiate LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Maniate LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR St Nikolas LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR George T LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Kara G LLC	Liberia	full	100.00%	100.00%	NA
GMR Harriet G LLC	Liberia	full	100.00%	100.00%	NA
GMR Orion LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Argus LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Spyridon LLC	Marshall Islands	full	NA	100.00%	NA
GMR Horn LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Phoenix LLC	Marshall Islands	full	100.00%	100.00%	NA

GMR Strength LLC	Liberia	full	NA	100.00%	NA
GMR Daphne LLC	Marshall Islands	full	NA	100.00%	NA
GMR Defiance LLC	Liberia	full	100.00%	100.00%	NA
GMR Elektra LLC	Marshall Islands	full	NA	100.00%	NA
Companion Ltd.	Bermuda	full	100.00%	100.00%	NA
Compatriot Ltd.	Bermuda	full	100.00%	100.00%	NA
Consul Ltd.	Bermuda	full	NA	100.00%	NA
GMR Agamemnon LLC	Liberia	full	NA	100.00%	NA
Gener8 Neptune LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Athena LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Apollo LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Ares LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Hera LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Constantine LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Oceanus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Nestor LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Nautilus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Macedon LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Noble LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Ethos LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Perseus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Theseus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Hector LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Strength Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Supreme Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Andriotis Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Militiades Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Success Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Chiotis Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 1 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 2 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 3 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 4 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 5 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 6 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 7 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 8 Inc.	Marshall Islands	full	NA	100.00%	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	50.00%	50.00%	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	NA
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	NA
Bari Shipholding Ltd	Hong Kong	equity	50.00%	NA	NA
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	NA	NA

Associates
Tankers International LLC	Marshall Islands	equity	NA	NA	40.00%

(in thousands of USD)	December 31, 2019	December 31, 2018
Assets
Interest in joint ventures	50,322	43,182
Interest in associates	—	—
TOTAL ASSETS	50,322	43,182

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Schedule of entities dissolved
In 2019 the following subsidiaries were dissolved:

GMR Strength LLC	Gener8 Tankers 8 Inc.
GMR Daphne LLC	Gener8 Strength Inc.
GMR Elektra LLC	Gener8 Supreme Inc.
GMR Agamemnon LLC	Gener8 Andriotis Inc.
Gener8 Tankers 1 Inc.	Gener8 Miltiades Inc.
Gener8 Tankers 2 Inc.	Gener8 Success Inc.
Gener8 Tankers 3 Inc.	Gener8 Chiotis Inc.
Gener8 Tankers 4 Inc.	Vision Ltd.
Gener8 Tankers 5 Inc.	Consul Ltd.
Gener8 Tankers 6 Inc.	Victory Ltd.
Gener8 Tankers 7 Inc.	GMR Spyridon LLC